Lease Arrangements - Summary of Right-of-use Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 11,009	$ 11,364		$ 392
Additions to right-of-use assets	3,796	3,803
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	3,931	3,968	$ 0
Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	7,096	6,845
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	2,729	2,728
Others [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	1,708	1,916
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	786	821
Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	2,205	2,603
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	$ 416	$ 419